MFS

VARIABLE

ACCOUNT

Annual Report

to

Contract Owners

December 31, 2011

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Subsidiaries and

Contract Owners of Nationwide MFS Variable Account:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide MFS Variable Account (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2011, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2011, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 13, 2012

MFS VARIABLE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2011

Assets:
Investments at fair value:

Growth Stock Fund - Class A (MIG)
1,973,285 shares (cost $28,859,688)	$30,329,394
MFS Bond Fund - Class A (MFB)
710,085 shares (cost $8,989,318)	9,586,153
MFS Growth Fund - Class A (MEG)
61,468 shares (cost $2,231,678)	2,559,510
MFS High Income Fund - Class A (MFH)
2,050,185 shares (cost $6,158,705)	6,888,623
MFS Research Fund - Class A (MFR)
330,108 shares (cost $6,938,898)	8,110,753
MFS Strategic Income Fund - Class A (MSI)
174,043 shares (cost $1,141,420)	1,138,243
MFS Total Return Fund - Class A (MTR)
1,214,206 shares (cost $18,400,075)	17,023,163
Series Trust IV - Money Market Fund (MMM)
6,366,809 shares (cost $6,366,809)	6,366,809
Trust Fund - Class A (MIT)
435,669 shares (cost $7,621,465)	8,138,292
NVIT Money Market Fund - Class I (SAM)
611,897 shares (cost $611,897)	611,897

Total Investments	$90,752,837

Accounts Receivable	9,154

$90,761,991

Contract Owners’ Equity:
Accumulation units	89,850,727
Contracts in payout (annuitization) period (note 1f)	911,264
Total Contract Owners’ Equity (note 5)	$90,761,991

See accompanying notes to financial statements.

MFS VARIABLE ACCOUNT

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

Investment Activity:	Total	MIG	MFB	MEG	MFH	MFR	MSI	MTR
Reinvested dividends	$1,904,404	177,947	537,578	-	530,254	66,885	59,795	443,571
Mortality and expense risk charges (note 2)	(1,287,754)	(426,907)	(130,142)	(36,826)	(99,526)	(118,183)	(15,596)	(238,269)

Net investment income (loss)	616,650	(248,960)	407,436	(36,826)	430,728	(51,298)	44,199	205,302

Realized gain (loss) on investments	1,300,933	347,577	70,761	340,919	7,675	80,099	(2,772)	125,528
Change in unrealized gain (loss) on investments	(1,506,289)	9,018	17,945	(339,593)	(204,934)	(204,923)	(4,766)	(209,044)

Net gain (loss) on investments	(205,356)	356,595	88,706	1,326	(197,259)	(124,824)	(7,538)	(83,516)

Net increase (decrease) in contract owners’ equity resulting from operations	$411,294	107,635	496,142	(35,500)	233,469	(176,122)	36,661	121,786

Investment Activity:	MMM	MIT	SAM
Reinvested dividends	$1	88,373	-
Mortality and expense risk charges (note 2)	(93,150)	(120,305)	(8,850)

Net investment income (loss)	(93,149)	(31,932)	(8,850)

Realized gain (loss) on investments	-	331,146	-
Change in unrealized gain (loss) on investments	-	(569,992)	-

Net gain (loss) on investments	-	(238,846)	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(93,149)	(270,778)	(8,850)

See accompanying notes to financial statements.

MFS VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	Total		MIG		MFB		MEG
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$616,650	663,771	(248,960)	(265,135)	407,436	471,613	(36,826)	(37,553)
Realized gain (loss) on investments	1,300,933	(717,268)	347,577	169,128	70,761	154,125	340,919	167,417
Change in unrealized gain (loss) on investments	(1,506,289)	10,122,739	9,018	4,013,250	17,945	408,696	(339,593)	262,400

Net increase (decrease) in contract owners’ equity resulting from operations	411,294	10,069,242	107,635	3,917,243	496,142	1,034,434	(35,500)	392,264

Equity transactions:
Purchase payments received from contract owners (note 3)	2,360,846	1,773,413	594,511	396,587	59,463	121,843	523,747	18,423
Transfers between funds	-	-	130,791	(70,098)	9,687	289,727	(57,038)	(56,478)
Redemptions (note 3)	(16,798,892)	(19,132,688)	(5,211,077)	(4,604,206)	(1,451,699)	(2,075,825)	(881,628)	(404,719)
Annuity benefits	(166,967)	(172,313)	(53,919)	(56,318)	(20,276)	(23,177)	(492)	-
Contract maintenance charges (note 2)	(61,056)	(68,924)	(22,886)	(25,140)	(4,255)	(4,513)	(2,385)	(2,621)
Contingent deferred sales charges (note 2)	(11,218)	(9,872)	(542)	(2,513)	(780)	(955)	(256)	(211)
Adjustments to maintain reserves	49,096	27,114	9,191	8,477	(21,476)	32,062	9,540	61

Net equity transactions	(14,628,191)	(17,583,270)	(4,553,931)	(4,353,211)	(1,429,336)	(1,660,838)	(408,512)	(445,545)

Net change in contract owners’ equity	(14,216,897)	(7,514,028)	(4,446,296)	(435,968)	(933,194)	(626,404)	(444,012)	(53,281)
Contract owners’ equity beginning of period	104,978,888	112,492,916	34,777,853	35,213,821	10,521,228	11,147,632	3,003,542	3,056,823

Contract owners’ equity end of period	$90,761,991	104,978,888	30,331,557	34,777,853	9,588,034	10,521,228	2,559,530	3,003,542

CHANGES IN UNITS:
Beginning units	968,336	1,153,769	175,346	200,304	117,324	136,741	62,297	72,375
Units purchased	65,201	146,111	7,469	6,581	1,873	8,012	11,884	768
Units redeemed	(205,666)	(331,544)	(29,886)	(31,539)	(17,081)	(27,429)	(20,249)	(10,846)

Ending units	827,871	968,336	152,929	175,346	102,116	117,324	53,932	62,297

(Continued)

MFS VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	MFH		MFR		MSI		MTR
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$430,728	486,018	(51,298)	(54,037)	44,199	48,366	205,302	214,432
Realized gain (loss) on investments	7,675	(522,186)	80,099	(111,065)	(2,772)	(1,785)	125,528	(237,588)
Change in unrealized gain (loss) on investments	(204,934)	1,046,188	(204,923)	1,342,194	(4,766)	52,672	(209,044)	1,677,788

Net increase (decrease) in contract owners’ equity resulting from operations	233,469	1,010,020	(176,122)	1,177,092	36,661	99,253	121,786	1,654,632

Equity transactions:
Purchase payments received from contract owners (note 3)	261,362	163,319	187,335	20,732	15,291	4,139	237,548	633,718
Transfers between funds	(67,374)	(180,541)	(56,656)	(98,770)	(14,484)	15,611	49,786	(313,302)
Redemptions (note 3)	(1,850,765)	(867,025)	(1,447,966)	(1,042,926)	(122,281)	(91,823)	(2,446,694)	(4,730,007)
Annuity benefits	(15,403)	(16,075)	(11,939)	(10,866)	(3,269)	(3,562)	(26,834)	(25,282)
Contract maintenance charges (note 2)	(4,482)	(5,176)	(4,202)	(4,782)	(680)	(842)	(8,399)	(9,735)
Contingent deferred sales charges (note 2)	(509)	(128)	(188)	(1,333)	-	-	(737)	(2,705)
Adjustments to maintain reserves	5,403	(2,751)	4,360	4,237	1,663	(114)	35,037	(11,768)

Net equity transactions	(1,671,768)	(908,377)	(1,329,256)	(1,133,708)	(123,760)	(76,591)	(2,160,293)	(4,459,081)

Net change in contract owners’ equity	(1,438,299)	101,643	(1,505,378)	43,384	(87,099)	22,662	(2,038,507)	(2,804,449)
Contract owners’ equity beginning of period	8,327,672	8,226,029	9,616,642	9,573,258	1,225,591	1,202,929	19,063,591	21,868,040

Contract owners’ equity end of period	$6,889,373	8,327,672	8,111,264	9,616,642	1,138,492	1,225,591	17,025,084	19,063,591

CHANGES IN UNITS:
Beginning units	81,352	91,457	51,259	58,009	74,099	78,725	113,141	140,820
Units purchased	6,367	24,608	1,611	977	983	1,416	2,175	4,191
Units redeemed	(22,395)	(34,713)	(8,642)	(7,727)	(8,254)	(6,042)	(14,966)	(31,870)

Ending units	65,324	81,352	44,228	51,259	66,828	74,099	100,350	113,141

(Continued)

MFS VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	MMM		MIT		SAM
	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(93,149)	(126,637)	(31,932)	(60,709)	(8,850)	(12,587)
Realized gain (loss) on investments	-	-	331,146	(335,314)	-	-
Change in unrealized gain (loss) on investments	-	-	(569,992)	1,319,551	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(93,149)	(126,637)	(270,778)	923,528	(8,850)	(12,587)

Equity transactions:
Purchase payments received from contract owners (note 3)	21,166	135,817	434,676	92,576	25,747	186,259
Transfers between funds	190,806	338,744	(185,412)	(127,858)	(106)	202,965
Redemptions (note 3)	(1,448,863)	(3,087,829)	(1,651,477)	(1,836,661)	(286,442)	(391,667)
Annuity benefits	(19,055)	(20,017)	(15,780)	(17,016)	-	-
Contract maintenance charges (note 2)	(8,395)	(9,994)	(4,643)	(5,200)	(729)	(921)
Contingent deferred sales charges (note 2)	(7,983)	(1,090)	(223)	(934)	-	(3)
Adjustments to maintain reserves	10,096	6,052	(4,708)	(9,150)	(10)	8

Net equity transactions	(1,262,228)	(2,638,317)	(1,427,567)	(1,904,243)	(261,540)	(3,359)

Net change in contract owners’ equity	(1,355,377)	(2,764,954)	(1,698,345)	(980,715)	(270,390)	(15,946)
Contract owners’ equity beginning of period	7,723,034	10,487,988	9,837,453	10,818,168	882,282	898,228

Contract owners’ equity end of period	$6,367,657	7,723,034	8,139,108	9,837,453	611,892	882,282

CHANGES IN UNITS:
Beginning units	201,809	270,998	60,806	73,287	30,903	31,053
Units purchased	28,874	68,540	3,059	2,503	906	28,515
Units redeemed	(62,295)	(137,729)	(11,803)	(14,984)	(10,095)	(28,665)

Ending units	168,388	201,809	52,062	60,806	21,714	30,903

See accompanying notes to financial statements.

MFS VARIABLE ACCOUNT

NOTES TO FINANCIAL STATEMENTS December 31, 2011

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

MFS Variable Account (the Account) was established by resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on March 3, 1976. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through Massachusetts Financial Services. Presently, the contracts are not actively marketed.

(b) The Contracts

Prior to February 12, 1979, the contracts purchased provided for a front-end sales charge and certain other fees. Beginning February 12, 1979, only contracts (Spectrum) without a front-end sales charge but with a contingent deferred sales charge and certain other fees were offered for purchase. See note 2 for a discussion of contract expenses. With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following funds:

MASSACHUSETTS FINANCIAL SERVICES CO.

Growth Stock Fund - Class A (MIG)

MFS Bond Fund - Class A (MFB)

MFS Growth Fund - Class A (MEG)

MFS High Income Fund - Class A (MFH)

MFS Research Fund - Class A (MFR)

MFS Strategic Income Fund - Class A (MSI)

MFS Total Return Fund - Class A (MTR)

Series Trust IV - Money Market Fund (MMM)

Trust Fund - Class A (MIT)

NATIONWIDE FUNDS GROUP

NVIT Money Market Fund - Class I (SAM)

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2011 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

The Internal Revenue Service issued Rev. Rul. 81-225 on September 25, 1981 and IR-82-19 on February 3, 1982. The effect of Rev. Rul. 81-225 was to treat non-tax qualified contract holders, who purchased contracts or made purchase payments after December 31, 1980, as the owners of the underlying mutual fund shares for Federal income tax purposes. Accordingly, the contract holder is responsible for the income tax on such investments in accordance with the requirements of the Internal Revenue Code.

Other Operations of the Account, including those associated with the non-tax qualified contracts existing as of the effective date of Rev. Rul. 81-225 (denoted with (81-225) in note 5 of the financial statements), form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide income taxes within the Account. Taxes on these contracts are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract holder.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(Continued)

MFS VARIABLE ACCOUNT

NOTES TO FINANCIAL STATEMENTS December 31, 2011

(g) Recently Issued Accounting Standards

FASB ASC 820 was effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Account adopted FASB ASC 820 effective January 1, 2008. The adoption of FASB ASC 820 did not have a material impact on the Account’s financial position or results of operations.

In September 2009 the FASB issued ASU 2009-12, which amends FASB ASC 820, Fair Value Measurements and Disclosures. This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis if the investment does not have a readily determinable fair value and the investee has attributes of an investment company. For these investments, this update allows, as a practical expedient, the use of net asset value (NAV) as the basis to estimate fair value as long as it is not probable, as of the measurement date that the investment will be sold and NAV is not the value that will be used in the sale. The NAVs must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value. Additionally, the guidance provided updated disclosures for investments within its scope and noted that if the investor can redeem the investment with the investee on the measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy. Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy. If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3. This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted. The Account adopted this guidance effective the period ending December 31, 2009. The adoption of this guidance did not have a material impact on the financial statements of the Account.

In January 2010, the FASB issued ASU 2010-06, which amends FASB ASC 820, Fair Value Measurement and Disclosures. This guidance requires new disclosures and provides amendments to clarify existing disclosures. The new requirements include disclosing transfers in and out of Levels 1 and 2 fair value measurements, the reasons for the transfers, and further disaggregating activity in level 3 fair value measurements. The clarification of existing disclosure guidance includes further disaggregation of fair value measurement disclosures for each class of assets and liabilities and providing disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements. This guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the new disclosures regarding the activity in Level 3 measurements, which shall be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The Account adopted this guidance effective January 1, 2010, except for the new disclosure regarding the activity in Level 3 measurements, which the Account adopted for the fiscal period beginning January 1, 2011.

In May 2011, the FASB issued ASU 2011-04, which amends existing guidance in Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures. The guidance in this ASU clarifies existing fair value measurement guidance and expands disclosures primarily related to Level 3 fair value measurements. The ASU will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. The Account will adopt this guidance prospectively for the annual period beginning January 1, 2012. The adoption of this guidance will result in increased disclosures and will have an immaterial impact on the Account’s financial statements.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Expenses

Net purchase payments received on contracts issued before February 12, 1979 represent gross contributions by the contract owners less a charge of 7.75% by the Company to cover sales expenses. The Company does not deduct a sales charge from purchase payments made for contracts issued beginning February 12, 1979. However, if any part of the contract value of such contracts is redeemed the Company will, with certain exceptions, deduct from the owners’ contract value a contingent deferred sales charge equal to 5% of the lesser of the total of all purchase payments made within 96 months prior to the date of the request for redemption, or the amount redeemed. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company. The following additional contract charges are deducted by the Company on each contract (Non-Spectrum) issued prior to February 12, 1979: (a) a contract issue charge of $15 assessed against the initial purchase payment and a $15 annual contract maintenance charge assessed against each contract by redeeming units; and (b) a mortality and expense risk charge assessed through a reduction of unit value equal to an annualized rate of 1.00%. Contract charges on contracts (Spectrum) issued beginning February 12, 1979 include:(a) an annual contract maintenance charge of $30 which is satisfied by redeeming units; and (b) a charge for mortality and expense risk assessed through a reduction of unit value equal to an annualized rate of 1.30%. The table on the following page provides mortality and expense risk charges by asset fee rate for the period ended December 31, 2011.

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2011.

	Total	MIG	MFB	MEG	MFH	MFR	MSI	MTR

1.00%	$208	$95	$-	$-	$-	$113	$-	$-
1.30%	1,287,546	426,812	130,142	36,826	99,526	118,070	15,596	238,269

Totals	$1,287,754	$426,907	$130,142	$36,826	$99,526	$118,183	$15,596	$238,269

	MMM	MIT	SAM

1.00%	$-	$-	$-
1.30%	93,150	120,305	8,850

	$93,150	$120,305	$8,850

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2011 and 2010, total transfers to the Account from the fixed account were $1,687,831 and $715,624, respectively, and total transfers from the Account to the fixed account were $2,958,026 and $2,123,381, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For guaranteed minimum death benefits, the Company contributed $0 and $4,003 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2011 and 2010, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(Continued)

MFS VARIABLE ACCOUNT

NOTES TO FINANCIAL STATEMENTS December 31, 2011

(4) Fair Value Measurement

FASB ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

• Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Level 1 and 2 as of December 31, 2011.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2011:

	Level 1	Level 2	Level 3	Total

Separate Account Investments	$90,752,837	$0	$0	$90,752,837

The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under FASB ASC 820.

The cost of purchases and proceeds from sales of Investments for the year ended December 31,2011 are as follows:

		Purchases of Investments	Sales of Investments
Growth Stock Fund - Class A (MIG)		$978,365	$5,779,764
MFS Bond Fund - Class A (MFB)		699,999	1,695,780
MFS Growth Fund - Class A (MEG)		560,514	1,005,866
MFS High Income Fund - Class A (MFH)		1,169,989	2,416,241
MFS Research Fund - Class A (MFR)		200,501	1,578,750
MFS Strategic Income Fund - Class A (MSI)		75,067	155,484
MFS Total Return Fund - Class A (MTR)		575,686	2,547,823
Series Trust IV - Money Market Fund (MMM)		1,053,896	2,406,879
Trust Fund - Class A (MIT)		591,543	2,062,754
NVIT Money Market Fund - Class I (SAM)		25,724	296,114

	Total	$5,931,284	$19,945,455

(5) Financial Highlights

The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2011, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2011. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented. Contract owner’s equity presented below may not agree to the contract owner’s equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

MFS VARIABLE ACCOUNT

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Growth Stock Fund - Class A (MIG)
Non-tax qualified
2011	1.00%	127	$ 200.790259	$ 25,500	0.54%	0.31%
2009	1.00%	42	177.072028	7,437	0.48%	39.09%
2007	1.00%	85	203.976885	17,338	0.53%	10.38%
Tax qualified spectrum
2011	1.30%	117,682	203.037748	23,893,888	0.54%	0.01%
2010	1.30%	135,160	203.017721	27,439,875	0.51%	12.70%
2009	1.30%	154,380	180.142402	27,810,384	0.48%	38.67%
2008	1.30%	168,751	129.909705	21,922,393	0.45%	-37.78%
2007	1.30%	189,579	208.778653	39,580,048	0.53%	10.05%
Non-tax qualified spectrum
2011	1.30%	31,002	172.287862	5,341,268	0.54%	0.01%
2010	1.30%	35,497	172.270869	6,115,099	0.51%	12.70%
2009	1.30%	40,399	152.859999	6,175,391	0.48%	38.67%
2008	1.30%	43,730	110.235005	4,820,577	0.45%	-37.78%
2007	1.30%	51,806	177.159323	9,177,916	0.53%	10.05%
Non-tax qualified spectrum (81-225)
2011	1.30%	4,118	187.685448	772,889	0.54%	0.01%
2010	1.30%	4,645	187.666937	871,713	0.51%	12.70%
2009	1.30%	5,483	166.521286	913,036	0.48%	38.67%
2008	1.30%	5,523	120.086845	663,240	0.45%	-37.78%
2007	1.30%	5,610	192.992263	1,082,687	0.53%	10.05%
MFS Bond Fund - Class A (MFB)
Tax qualified spectrum
2011	1.30%	64,008	93.245402	5,968,452	5.38%	5.02%
2010	1.30%	75,000	88.787488	6,659,062	5.57%	9.78%
2009	1.30%	84,203	80.879747	6,810,317	5.78%	26.70%
2008	1.30%	86,812	63.836914	5,541,810	5.73%	-11.15%
2007	1.30%	96,823	71.845031	6,956,251	5.45%	2.15%
Non-tax qualified spectrum
2011	1.30%	37,392	93.169203	3,483,783	5.38%	5.02%
2010	1.30%	41,607	88.714936	3,691,162	5.57%	9.78%
2009	1.30%	51,819	80.813657	4,187,683	5.78%	26.70%
2008	1.30%	50,062	63.784749	3,193,192	5.73%	-11.15%
2007	1.30%	64,878	71.786322	4,657,353	5.45%	2.15%
Non-tax qualified spectrum (81-225)
2011	1.30%	716	93.533536	66,970	5.38%	5.02%
2010	1.30%	717	89.061843	63,857	5.57%	9.78%
2009	1.30%	719	81.129669	58,332	5.78%	26.70%
2008	1.30%	686	64.034172	43,927	5.73%	-11.15%
2007	1.30%	685	72.067035	49,366	5.45%	2.15%
MFS Growth Fund - Class A (MEG)
Tax qualified spectrum
2011	1.30%	53,872	47.303781	2,548,349	0.00%	-1.89%
2010	1.30%	62,237	48.213264	3,000,649	0.00%	14.15%
2009	1.30%	72,315	42.235899	3,054,289	0.00%	36.40%
2008	1.30%	75,088	30.965737	2,325,155	0.00%	-38.42%
2007	1.30%	83,197	50.288052	4,183,815	0.00%	19.25%
Non-tax qualified spectrum (81-225)
2011	1.30%	60	47.303781	2,838	0.00%	-1.89%
2010	1.30%	60	48.213264	2,893	0.00%	14.15%
2009	1.30%	60	42.235899	2,534	0.00%	36.40%
2008	1.30%	60	30.965737	1,858	0.00%	-38.42%
2007	1.30%	60	50.288052	3,017	0.00%	19.25%

(Continued)

MFS VARIABLE ACCOUNT

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
MFS High Income Fund - Class A (MFH)
Non-tax qualified
2009	1.00%	70	$ 105.953894	$ 7,417	8.88%	45.25%
2007	1.00%	201	103.002892	20,704	7.98%	0.69%
Tax qualified spectrum
2011	1.30%	35,971	104.499705	3,758,959	6.91%	2.76%
2010	1.30%	41,768	101.689310	4,247,359	7.34%	13.89%
2009	1.30%	45,746	89.289574	4,084,641	8.88%	44.81%
2008	1.30%	49,408	61.657818	3,046,389	8.23%	-29.40%
2007	1.30%	58,597	87.331180	5,117,345	7.98%	0.39%
Non-tax qualified spectrum
2011	1.30%	27,343	102.914328	2,813,986	6.91%	2.76%
2010	1.30%	37,573	100.146581	3,762,807	7.34%	13.89%
2009	1.30%	43,105	87.934960	3,790,436	8.88%	44.81%
2008	1.30%	45,196	60.722406	2,744,410	8.23%	-29.40%
2007	1.30%	35,406	86.006280	3,045,138	7.98%	0.39%
Non-tax qualified spectrum (81-225)
2011	1.30%	2,010	104.499705	210,044	6.91%	2.76%
2010	1.30%	2,011	101.689310	204,497	7.34%	13.89%
2009	1.30%	2,536	89.289574	226,438	8.88%	44.81%
2008	1.30%	2,577	61.657818	158,892	8.23%	-29.40%
2007	1.30%	2,579	87.331180	225,227	7.98%	0.39%
MFS Research Fund - Class A (MFR)
Non-tax qualified
2009	1.00%	68	179.943149	12,236	1.01%	29.12%
Tax qualified spectrum
2011	1.30%	27,951	190.735396	5,331,245	0.73%	-2.01%
2010	1.30%	33,474	194.647716	6,515,638	0.72%	13.96%
2009	1.30%	38,938	170.808419	6,650,938	1.01%	28.73%
2008	1.30%	43,539	132.692325	5,777,291	0.60%	-37.36%
2007	1.30%	50,862	211.828576	10,774,025	0.57%	11.50%
Non-tax qualified spectrum
2011	1.30%	16,102	166.658753	2,683,539	0.73%	-2.01%
2010	1.30%	17,609	170.077220	2,994,890	0.72%	13.96%
2009	1.30%	18,827	149.247177	2,809,877	1.01%	28.73%
2008	1.30%	23,205	115.942497	2,690,446	0.60%	-37.36%
2007	1.30%	24,943	185.089332	4,616,683	0.57%	11.50%
Non-tax qualified spectrum (81-225)
2011	1.30%	175	188.509011	32,989	0.73%	-2.01%
2010	1.30%	176	192.375659	33,858	0.72%	13.96%
2009	1.30%	176	168.814638	29,711	1.01%	28.73%
2008	1.30%	177	131.143454	23,212	0.60%	-37.36%
2007	1.30%	176	209.355967	36,847	0.57%	11.50%
MFS Strategic Income Fund - Class A (MSI)
Tax qualified spectrum
2011	1.30%	57,971	16.772811	972,337	4.99%	2.98%
2010	1.30%	65,632	16.288195	1,069,027	5.21%	8.47%
2009	1.30%	70,379	15.016726	1,056,862	6.06%	23.35%
2008	1.30%	75,597	12.174056	920,322	7.42%	-12.96%
2007	1.30%	83,686	13.987361	1,170,547	5.92%	2.23%
Non-tax qualified spectrum
2011	1.30%	8,015	16.772811	134,434	4.99%	2.98%
2010	1.30%	8,467	16.288195	137,912	5.21%	8.47%
2009	1.30%	7,501	15.016726	112,641	6.06%	23.35%
2008	1.30%	10,949	12.174056	133,294	7.42%	-12.96%
2007	1.30%	15,334	13.987361	214,482	5.92%	2.23%
Non-tax qualified spectrum (81-225)
2011	1.30%	842	16.772811	14,123	4.99%	2.98%
2009	1.30%	845	15.016726	12,689	6.06%	23.35%
2008	1.30%	846	12.174056	10,299	7.42%	-12.96%
2007	1.30%	848	13.987361	11,861	5.92%	2.23%

(Continued)

MFS VARIABLE ACCOUNT

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
MFS Total Return Fund - Class A (MTR)
Tax qualified spectrum
2011	1.30%	69,060	$ 169.594906	$ 11,712,224	2.42%	0.57%
2010	1.30%	79,330	168.625878	13,377,091	2.36%	8.55%
2009	1.30%	101,328	155.338339	15,740,123	2.87%	16.64%
2008	1.30%	109,739	133.178369	14,614,861	2.95%	-23.64%
2007	1.30%	127,100	174.405730	22,166,968	2.67%	3.60%
Non-tax qualified spectrum
2011	1.30%	31,126	164.162186	5,109,712	2.42%	0.57%
2010	1.30%	33,647	163.224209	5,492,005	2.36%	8.55%
2009	1.30%	39,327	150.362316	5,913,299	2.87%	16.64%
2008	1.30%	47,957	128.912217	6,182,243	2.95%	-23.64%
2007	1.30%	54,684	168.818932	9,231,694	2.67%	3.60%
Non-tax qualified spectrum (81-225)
2011	1.30%	164	167.944958	27,543	2.42%	0.57%
2010	1.30%	164	166.985361	27,386	2.36%	8.55%
2009	1.30%	165	153.827097	25,381	2.87%	16.64%
2008	1.30%	140	131.882710	18,464	2.95%	-23.64%
2007	1.30%	141	172.708975	24,352	2.67%	3.60%
Series Trust IV - Money Market Fund (MMM)
Tax qualified spectrum
2011	1.30%	114,725	37.287066	4,277,759	0.00%	-1.30%
2010	1.30%	141,792	37.776820	5,356,451	0.00%	-1.30%
2009	1.30%	172,185	38.274376	6,590,273	0.03%	-1.27%
2008	1.30%	228,423	38.766619	8,855,187	2.30%	0.97%
2007	1.30%	254,261	38.392581	9,761,736	4.93%	3.71%
Non-tax qualified spectrum
2011	1.30%	49,881	37.312974	1,861,208	0.00%	-1.30%
2010	1.30%	55,521	37.803065	2,098,864	0.00%	-1.30%
2009	1.30%	93,889	38.300971	3,596,040	0.03%	-1.27%
2008	1.30%	117,324	38.793557	4,551,415	2.30%	0.97%
2007	1.30%	146,507	38.419259	5,628,690	4.93%	3.71%
Non-tax qualified spectrum (81-225)
2011	1.30%	3,782	37.312974	141,118	0.00%	-1.30%
2010	1.30%	4,496	37.803065	169,963	0.00%	-1.30%
2009	1.30%	4,924	38.300971	188,594	0.03%	-1.27%
2008	1.30%	5,427	38.793557	210,533	2.30%	0.97%
2007	1.30%	5,440	38.419259	209,001	4.93%	3.71%
Trust Fund - Class A (MIT)
Tax qualified spectrum
2011	1.30%	32,752	160.802744	5,266,611	0.95%	-3.10%
2010	1.30%	39,626	165.950730	6,575,964	0.72%	9.98%
2009	1.30%	49,850	150.886514	7,521,693	1.45%	26.07%
2008	1.30%	56,124	119.682038	6,717,035	1.21%	-33.66%
2007	1.30%	65,294	180.404147	11,779,308	0.52%	9.11%
Non-tax qualified spectrum
2011	1.30%	19,194	144.278723	2,769,286	0.95%	-3.10%
2010	1.30%	21,063	148.897709	3,136,232	0.72%	9.98%
2009	1.30%	23,320	135.381470	3,157,096	1.45%	26.07%
2008	1.30%	26,384	107.383548	2,833,208	1.21%	-33.66%
2007	1.30%	29,574	161.865875	4,787,021	0.52%	9.11%
Non-tax qualified spectrum (81-225)
2011	1.30%	116	153.281851	17,781	0.95%	-3.10%
2010	1.30%	117	158.189060	18,508	0.72%	9.98%
2009	1.30%	117	143.829405	16,828	1.45%	26.07%
2008	1.30%	119	114.084384	13,576	1.21%	-33.66%
2007	1.30%	118	171.966453	20,292	0.52%	9.11%

(Continued)

MFS VARIABLE ACCOUNT

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Money Market Fund - Class I (SAM)
Tax qualified spectrum
2011	1.30%	10,046	$ 28.169761	$ 282,993	0.00%	-1.30%
2010	1.30%	13,756	28.539742	392,593	0.00%	-1.30%
2009	1.30%	14,428	28.915601	417,194	0.01%	-1.26%
2008	1.30%	16,616	29.284163	486,586	1.93%	0.73%
2007	1.30%	16,270	29.072806	473,015	4.79%	3.42%
Non-tax qualified spectrum
2011	1.30%	11,668	28.188081	328,899	0.00%	-1.30%
2010	1.30%	17,147	28.558302	489,689	0.00%	-1.30%
2009	1.30%	16,625	28.934404	481,034	0.01%	-1.26%
2008	1.30%	14,638	29.303205	428,940	1.93%	0.73%
2007	1.30%	10,547	29.091711	306,830	4.79%	3.42%

2011	Reserves for annuity contracts in payout phase:				911,264
2011	Contract owners equity:				$90,761,991
2010	Reserves for annuity contracts in payout phase:				1,025,037
2010	Contract owners equity:				$104,978,888
2009	Reserves for annuity contracts in payout phase:				1,032,072
2009	Contract owners equity:				$112,492,916
2008	Reserves for annuity contracts in payout phase:				869,868
2008	Contract owners equity:				$99,798,623
2007	Reserves for annuity contracts in payout phase:				1,331,220
2007	Contract owners equity:				$156,660,777

*	This represents the annual contract expense rate of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owners’ accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contractholder accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the total return for the period. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented.